                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

                      CERTIFICATION PURSUANT TO RULE 497(J)
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                          FILE NOS. 2-77283; 811-03457

We hereby certify that the prospectuses and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 37 to the Registration Statement for Penn Mutual Variable Annuity Account III (File No. 2-77283) electronically filed on April 28, 2006.

                                   PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                   BY: THE PENN MUTUAL LIFE INSURANCE COMPANY


Dated: May 5, 2006                 By: /s/ Jill Bukata
                                       -----------------------------------------
                                       Jill Bukata